Summary of significant accounting policies (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Finished goods held for resale		$ 43,544	$ 43,544
Raw materials					30,521
Net inventory	$ 43,544	$ 43,544	$ 43,544		$ 30,521